RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

Name and Relationship with Related Parties

Name of related party	Relationship with the Group

Hanwha Chemical	Holding company of Hanwha Solar
Hanwha L&C Trading (Shanghai) Co., Ltd. (“Hanwha L&C”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Corporation	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.	A wholly-owned subsidiary of Hanwha Chemical
Hanwha International LLC. (“Hanwha International”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Chemical Trading (Shanghai) Co., Ltd (“Hanwha Chemical Trading”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Q.Cells GmbH (“Q.Cells”) (previously known as Q-Cells SE)*	A wholly-owned subsidiary of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd. (“Ya An”)	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha Corporation	Holding company of Hanwha Chemical
Hanwha TechM Co., Ltd. (“Hanwha TechM”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Europe GmbH (“Hanwha Europe”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Japan Co., Ltd. (“Hanwha Japan”)	A wholly-owned subsidiary of Hanwha Corporation
Food1st Food Culture Co., Ltd. (“Food1st”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd. (“Hanwha 63 City”)	A wholly-owned subsidiary of Hanwha Life Insurance Co.,Ltd., whose significant shareholder is Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Hanwha Solarenergy”) (previously known as Hanwha SolarEnergy Co., Ltd)	A subsidiary of Hanwha Corporation
Komodo Enterprise Inc. (“Komodo”)	A significant shareholder is Hanwha Solarenergy
Hanwha S&C Co., Ltd. (“Hanwha S&C”)	A company controlled by Hanwha Corporation
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Linyang Electronics Co., Ltd. (“Linyang Electronics”)**	Controlling owner was also a significant shareholder of the Company
Qidong Huahong Electronics Co., Ltd. (“Qidong Huahong”)**	Controlling owner was also a significant shareholder of the Company
Nantong Huahong Ecological Gardening Co., Ltd. (“Nantong Huahong”)**	Controlling owner was also a significant shareholder of the Company
Nantong Linyang Labor Service Company (“Linyang Labor Service”)**	Controlling owner was also a significant shareholder of the Company
Q-Cells International GmbH (“QCI”)**	Controlling owner was also a significant shareholder of the Company
SMIC Energy Technology (Shanghai) Corporation (“SMIC ET”)***

A wholly owned subsidiary of Semiconductor Manufacturing International Corporation (“SMIC”) where David N.K. Wang, one of the Company’s independent directors, served as president and chief executive officer

Semiconductor Manufacturing International (Shanghai) Corporation (“SMIC Shanghai”) ***	A wholly owned subsidiary of SMIC where David N.K. Wang, one of the Company’s independent directors, served as president and chief executive officer

*

Before September 16, 2010, Q.Cells was a related party of the Group because its controlling owner was also a significant shareholder of the Company. Subsequent to the completion of share transfer on September 16, 2010 (Note 26), Q.Cells ceased to be a related party to the Group. On October 24, 2012, as a result of Hanwha Chemical acquiring a 100% interest in Q.Cells from its original shareholders, Q.Cells became as a related party.

**	Subsequent to the completion of share transfer on September 16, 2010 (Note 26), these companies ceased to be related parties to the Group.

***	Subsequent to David N.K. Wang’s resignation from SMIC in July 2011, these companies ceased to be related parties of the Group.

Significant Related Party Transactions

The Group had the following significant related party transactions and balances during the years presented:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Advance paid to related parties:
- Hanwha TechM	—	—	6,545	1,051
- Ya An	367,619	108,446	—	—
- Hanwha Chemical	7,679	76,436	—	—
- Hanwha L&C	—	43,481	—	—

	375,298	228,363	6,545	1,051

Purchase of raw materials from:
- Hanwha L&C	1,142	63,129	68,792	11,042
- Hanwha L&C Corporation	—	—	63,241	10,151
- Hanwha International	—	—	10,358	1,663
- Ya An	339,122	116,943	6,440	1,034
- Q.Cells	—	—	4,080	655
- Hanwha Chemical	1,883	86,735	—	—
- Linyang Electronics	79,187	—	—	—
- SMIC ET	4,602	—	—	—

	425,936	266,807	152,911	24,545

Purchase of services from:
- Food1st	—	8,177	27,147	4,357
- Hancomm	—	27,235	14,993	2,407
- Hanwha S&C	—	5,876	2,246	361
- Hanwha Solarenergy	—	570	—	—
- SMIC Shanghai	1,801	—	—	—
- Linyang Electronics	680	—	—	—
- Linyang Labor Service	889	—	—	—

	3,370	41,858	44,386	7,125

Purchase of fixed assets from:
- Hanwha TechM	—	30,026	3,586	576
- SMIC ET	33,662	—	—	—
- Linyang Electronics	1,510	—	—	—
- Nantong Huahong	990	—	—	—

	36,162	30,026	3,586	576

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Sales of products to:
- Hanwha Solarenergy	—	87,702	281,252	45,144
- Hanwha Corporation	—	468,381	250,012	40,130
- Hanwha Japan	—	67	248,047	39,814
- Hanwha Europe	—	228	147,582	23,688
- Hanwha International	—	—	82,549	13,250
- Komodo	—	—	29,298	4,703
- Hanwha Chemical Trading	—	—	125	20
- Hanwha Chemical	—	24,106	62	10
- Hanwha 63 City	—	3,367	—	—
- Q.Cells	442,832	—	—	—
- QCI	32,924	—	—	—
- Others	—	6	—	—

	475,756	583,857	1,038,927	166,759

Buildings leased from:
- SMIC Shanghai	1,229	4,291	—	—
- Linyang Electronics	2,856	—	—	—
- Qidong Huahong	1,368	—	—	—

	5,453	4,291	—	—

On May 1, 2012, the Group acquired 100% equity interests in Solar Australia from Hanwha Corporation with a total cash consideration of AUD16,732 (Note 1).

Balances with Related Parties

As of December 31, 2011 and 2012, balances with related parties are comprised of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Amount due from related parties-net:
- Hanwha Solarenergy	51,881	137,288	22,036
- Hanwha Japan	67	130,008	20,868
- Hanwha Europe	186	94,215	15,123
- Komodo	—	23,101	3,708
- Hanwha Corporation	153,956	15,312	2,458
- Hanwha International	—	14,844	2,383
- Hanwha Chemical	6,344	4,868	781
- Hancomm	885	884	142
- Others	—	90	14
- Ya An*	20,000	—	—
- Hanwha L&C	8,134	—	—

	241,453	420,610	67,513

*	In the year ended December 31, 2012, the Group provided full provision of RMB15,960,000 (US$2,561,757) for the advanced payment to Ya An, due to the liquidation of Ya An during 2012.

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Amount due to related parties:
- Hanwha L&C Corporation	—	49,207	7,898
- Q.Cells	—	6,388	1,025
- Hanwha Chemical	5,911	4,475	718
- Hanwha L&C	29,326	3,682	591
- Hanwha International	—	2,241	360
- Hancomm	411	2,016	324
- Hanwha S&C	560	1,738	279
- Hanwha L&C Canada Inc.	—	1,349	217
- Hanwha TechM	5,986	717	115
- Food1st	—	232	37
- Hanwha Europe	148	—	—

	42,342	72,045	11,564

As of December 31, 2011 and 2012, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.